SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
List Of Accounting Policies [Abstract]
Statement of compliance
Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board ("IASB"). The accounting policies applied in the consolidated financial statements are presented in note 3 and have been applied consistently to all years presented, unless otherwise noted. The consolidated financial statements were approved by the Company’s Board of Directors on February 21, 2019.

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and liabilities which are measured at fair value.

The preparation of the consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4.

Basis of presentation and consolidation
Basis of presentation and consolidation

The consolidated financial statements incorporate the financial statements of the Company and its subsidiaries. Subsidiaries are those entities controlled by the Company. Control exists when the Company is exposed to or has rights to the variable returns from the subsidiary and has the ability to affect those returns through its power over the subsidiary. Power is defined as existing rights that give the Company the ability to direct the relevant activities of the subsidiary. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control is transferred to the Company to the date control ceases. All intercompany transactions, balances, income and expenses are eliminated in full upon consolidation.

The subsidiaries of the Company as at December 31, 2018 and their principal activities are described below:

Name	Country of Incorporation	Proportion of Ownership Interest	Principal Activity
Kirkland Lake Gold Inc.	Canada	100%	Operating
St Andrew Goldfields Ltd.	Canada	100%	Operating
Crocodile Gold Inc.	Canada	100%	Holding Company
Newmarket Gold Victorian Holdings Pty Ltd.	Australia	100%	Holding Company
Fosterville Gold Mine Pty Ltd.	Australia	100%	Operating
Newmarket Gold NT Holdings Pty Ltd.	Australia	100%	Holding Company
NT Mining Operations Pty Ltd.	Australia	100%	Operating
Kirkland Lake Gold (Barbados) Corporation	Barbados	100%	Holding Company

Foreign currency translation
Foreign currency translation

The functional currency for each entity consolidated with the Company is determined by the currency of the primary economic environment in which it operates (the “functional currency”). The functional currency for the Company and its Canadian subsidiaries is the Canadian dollar; the functional currency for all Australian subsidiaries is the Australian dollar. The consolidated financial statements are presented in United States dollars which is the presentation currency for the Company.

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items carried at fair value that are measured at fair value in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated at the rate on the date of transaction.

Exchange differences are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal or partial disposal of the net investment.

On the disposal of a foreign operation (i.e. a disposal of the Company’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation), all the accumulated exchange differences in respect of that operation attributable to the Company are reclassified to profit or loss. In the case of a partial disposal (i.e. no loss of control) of a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss.

Business combinations
Business Combinations

A business combination is defined as an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs, including non-current assets, and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs. When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.

Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of the assets at the acquisition date transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. The measurement date for equity interests issued by the Company is the acquisition date. Acquisition related costs are expensed as incurred.

Revenue recognition
Revenue recognition

Revenue includes sales of gold doré, which is generally physically delivered to customers in the period in which it is produced, with the sales price based on prevailing spot market gold prices. The Company recognizes revenue when it transfers control of the gold doré to a customer. Generally, transfer of control occurs when the goods have been delivered to the customer. Payment is received on the date of or within a few days of the transfer of control.

Financial Instruments
Financial Instruments

Financial instruments are measured on initial recognition at fair value, plus, in the case of financial instruments other than those classified as fair value through profit or loss ("FVPL"), directly attributable transaction costs. Financial instruments are recognized when the Company become party to the contracts that give rise to them and are classified as amortized cost, fair value through profit or loss or fair value through other comprehensive income, as appropriate. The Company considers whether a contract contains an embedded derivative when the entity first becomes a party to it. The embedded derivatives are separated from the host contract if the host contract is not measured at fair value through profit or loss and when the economic characteristics and risks are not closely related to those of the host contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required.

Financial assets at FVPL

Financial assets at FVPL include financial assets held for trading and financial assets not designated upon initial recognition as amortized cost or fair value through other comprehensive income ("FVOCI"). A financial asset is classified in this category principally for the purpose of selling in the short term, or if so designated by management. Transaction costs are expensed as incurred. On initial recognition, a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI may be irrevocably designated as FVPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Financial assets measured at FVPL are measured at fair value with changes in fair value recognized in the consolidated statements of operations. Warrant investments are classified as FVPL.

Financial assets at FVOCI

On initial recognition of an equity investment that is not held for trading, an irrevocable election is available to measure the investment at fair value upon initial recognition plus directly attributable transaction costs and at each period end, changes in fair value are recognized in other comprehensive income ("OCI") with no reclassification to the consolidated statements of earnings. The election is available on an investment-by-investment basis. Investments in equity securities, where the Company cannot exert significant influence, are designated as financial assets at FVOCI.

Financial assets at amortized cost

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, and is not designated as FVPL. Financial assets classified as amortized cost are measured subsequent to initial recognition at amortized cost using the effective interest method. Cash, restricted cash, trade receivables and certain other assets are classified as and measured at amortized cost.

Financial liabilities

Financial liabilities, including accounts payable and accrued liabilities and finance leases are recognized initially at fair value, net of transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in net earnings when the liabilities are derecognized as well as through the amortization process. Borrowing liabilities are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date. Accounts payable and accrued liabilities and finance leases are classified as and measured at amortized cost.

Derivative instruments

Derivative instruments, including embedded derivatives, are measured at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives are recorded in net earnings.

Fair values

The fair value of quoted investments is determined by reference to market prices at the close of business on the statement of financial position date. Where there is no active market, fair value is determined using valuation techniques. These include using recent arm’s length market transactions; reference to the current market value of another instrument which is substantially the same; discounted cash flow analysis; and, pricing models.

Financial instruments that are measured at fair value subsequent to initial recognition are grouped into a hierarchy based on the degree to which the fair value is observable as follows:

Level 1 fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Impairment of financial assets

A loss allowance for expected credit losses in recognized in OCI for financial assets measured at amortized cost. At each balance sheet date, on a forward-looking basis, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The impairment model does not apply to investment in equity instruments.

The expected credit losses are required to be measured through a loss allowance at an amount equal to the 12-month expected credit losses (expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date) or full lifetime expected credit losses (expected credit losses that result from all possible default events over the life of the financial instrument). A loss allowance for full lifetime expected credit losses is required for a financial instrument if the credit risk of that financial instrument has increased significantly since initial recognition.

Derecognition of financial assets and liabilities

A financial asset is derecognised when either the rights to receive cash flows from the asset have expired or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party. If neither the rights to receive cash flows from the asset have expired nor the Company has transferred its rights to receive cash flows from the asset, the Company will assess whether it has relinquished control of the asset or not. If the Company does not control the asset then derecognition is appropriate.

A financial liability is derecognised when the associated obligation is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in net earnings.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents includes cash and short-term money market instruments with an original maturity of three months or less, or which are on demand.
Inventories and stockpiled ore
Inventories and stockpiled ore

Inventories are valued at the lower of weighted average cost or net realizable value. Inventories include work-in-process inventory (stockpiled ore, gold in circuit and bullion inventories) as well as materials and supplies inventory.

For work-in-process inventory, the costs of production include: (i) materials, equipment, labour and contractor expenses which are directly attributable to the extraction and processing of ore; (ii) depletion and depreciation of plant and equipment used in the extraction and processing of ore; and (iii) related production overheads (based on normal operating capacity). Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and costs of selling the final product.

Supplies are valued at the lower of weighted average cost and net realizable value.

Mining interest
Mining interest

Mining interests represent capitalized expenditures related to the development of mining properties, related plant and equipment and expenditures arising from property acquisitions. Upon disposal or abandonment, the carrying amounts of mining interests are derecognized and any associated gains or losses are recognized in profit or loss.

Mining properties

Purchased mining properties are recognized as assets at their cost of acquisition or at fair value if purchased as part of a business combination. The Company expenses exploration and evaluation expenditures and near term ore development costs as incurred. Near term development costs occur in areas where the Company expects production to occur within the subsequent 12 months. Property acquisition costs, longer term development, and costs incurred to expand ore reserves are capitalized if the criteria for recognition as an asset are met.

The carrying amounts of mining properties are depleted using the unit-of-production method over the estimated recoverable ounces, when the mine is capable of operating at levels intended by management. Under this method, depletable costs are multiplied by the number of ounces produced, and divided by the estimated recoverable ounces contained in proven and probable reserves and a portion of resources where it is considered highly probable that those resources will be economically extracted.

A mine is capable of operating at levels intended by management when: (i) operational commissioning of major mine and plant components is complete; (ii) operating results are being achieved consistently for a period of time; (iii) there are indicators that these operating results will be continued; and (iv) other factors are present, including one or more of the following:

–	a significant portion of plant/mill capacity has been achieved;

–	a significant portion of available funding is directed towards operating activities;

–	a pre-determined, reasonable period of time has passed; or significant milestones for the development of the mining property have been achieved.

Management reviews the estimated total recoverable ounces contained in depletable reserves and resources at each financial year end, and when events and circumstances indicate that such a review should be made. Changes to estimated total recoverable ounces contained in depletable reserves and resources are accounted for prospectively.

Plant and equipment

Plant and equipment is carried at cost less accumulated depreciation and impairment losses or at fair value if purchased as part of a business combination. The cost of plant and equipment comprises its purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, the estimated close down and restoration costs associated with the asset and borrowing costs incurred that are attributable to qualifying assets as noted in note 3(i).

Depreciation is recorded on a straight-line or unit of production basis, over the shorter of the useful life of the asset or the remaining life of the mine; the life of mine is based on estimated recoverable ounces contained in proven and probable reserves and a portion of resources where it is considered highly probable that those resources will be economically extracted.

The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Category	Rates
Mill and related infrastructure	Life of mine
Vehicles and mobile equipment	3-5 years
Office equipment	5 years
Computer equipment	3 years

Assets under construction are depreciated when they are substantially complete and available for their intended use, over their estimated useful lives. Management reviews the estimated useful lives, residual values and depreciation methods of the Company’s plant and equipment at the end of each financial year, and when events and circumstances indicate that such a review should be made. Changes to estimated useful lives, residual values or depreciation methods resulting from such review are accounted for prospectively.

Leased assets

Leases in which the Company assumes substantially all risks and rewards of ownership are classified as finance leases. Assets held under finance leases are recognized at the lower of the fair value and the present value of minimum lease payments at inception of the lease, less accumulated depreciation and impairment losses. Lease payments are accounted for as discussed in note 3(k).

Assets held under finance leases are depreciated over their expected useful lives on the same basis as owned assets.

Borrowing costs
Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset (i.e. an asset that necessarily takes a substantial period of time to get ready for its intended use or sale) are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period they occur.

Impairment of non-financial assets
Impairment of non-financial assets

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment or whenever indicators of impairment exist. Assets that are subject to amortization, depletion or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount of assets is the greater of their fair value less costs to sell and value in use.

Fair value is based on an estimate of the amount that the Company may obtain in a sale transaction on an arm’s-length basis. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash generating unit to which the asset belongs. The Company’s cash generating units are the lowest level of identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be identified.

An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depletion or depreciation or amortization, if no impairment loss had been recognized.

Leases
Leases

Assets held under finance leases are recognized as discussed in note 3(h). The corresponding liability is recognized as a finance lease obligation at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease obligation to achieve a constant rate of interest on the remaining liability. Finance charges are recorded as a finance expense in net earnings, unless they are attributable to qualifying assets, in which case they are capitalized.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are realized.

Share based payments
Share based payments

The Company has the ability under certain share based compensation plans (notes 19 and 22(b(i)) to grant equity based awards to directors, senior officers and employees of, or consultants to, the Company or employees of a corporation providing management services to the Company.

i) Stock Options

The grant date fair value of the estimated number of stock options awarded to employees, officers and directors that will eventually vest, is recognized as share based compensation expense over the vesting period of the stock options with a corresponding increase to equity. The grant date fair value of each stock option granted is estimated on the date of the grant using the Black-Scholes option-pricing model and is expensed over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest and adjusts the amount of recorded compensation expense accordingly. The impact of the revision of the original estimates, if any, is recognized in net earnings or capitalized in mining properties such that the accumulated expense reflects the revised estimate, with a corresponding adjustment to the share based payment reserve. The share based payment cost is recognized in net earnings or capitalized in mining properties (for options granted to individuals involved on specific projects).

For transactions with non-employees, the fair value of the equity settled awards is measured at the fair value of the goods or services received, at the date the goods or services are received by the Company. In cases where the fair value of goods or services received cannot be reliably estimated, the Company estimates the fair value of the awards at the date of grant.

ii) Long-term Incentive Plan

The performance share units (“PSUs”) and restricted share units (“RSUs”) awarded to eligible executives are measured at fair value at grant date. The fair value of the estimated number of PSUs and RSUs awarded expected to vest is recognized as share based compensation expense over the vesting period of the PSUs and RSUs with a corresponding amount recorded in equity until the respective shares are issued in settlement of the PSUs and RSUs.

iii) Deferred Share Units

Deferred share units (“DSUs”) awarded to non-executive directors will be settled in cash, common shares, or a combination thereof on the date when a director ceases to be a director. The fair value of the DSUs awarded, representing the fair market value of the Company’s shares is recognized as share based compensation expense at grant date with a corresponding amount recorded as a share based liability. Until the DSU liability is settled, the fair value of the DSUs is re-measured at the end of each reporting period and at the date of settlement, with changes in fair value recognized as share based compensation expense in the period.

iv) Phantom Share Units

Phantom share units, which were assumed by the Company as a result of the 2016 business combination with Newmarket Gold Inc., were recorded at their fair market value on the date of acquisition based on the quoted market price of the Company’s shares and are revalued at each reporting date based on the difference between the quoted market price of the Company’s shares at the end of the period and the grant date strike price. The fair value is recognized as a share based payment expense in net earnings with a corresponding entry in share based liabilities.

Pension plans
Pension plans

The Company has a defined contribution pension plan for its Canadian employees whereby the Company contributes a fixed percentage of the employees’ salaries to the pension plan. The employees are able to direct the contributions into a variety of investment funds offered by the plans. In Australia, the Company contributes a fixed percentage of the employees’ salaries to a federally mandated preservation fund of the employee's choice. Pension costs associated with the Company’s required contributions under the plans are recognized as an expense when the employees have rendered service entitling them to the contribution and are charged to net earnings, or capitalized to mining interests for employees directly involved in the specific projects.

Deferred income tax
Deferred income tax

Taxes, comprising both income taxes and mining taxes, are recognized in net earnings, except when they relate to items recognized in other comprehensive income or directly in equity, in which case the related taxes are recognized in other comprehensive income, or directly in equity, respectively.

Deferred income taxes are recognized in the consolidated financial statements using the balance sheet liability method of accounting, and are recognized for unused tax losses, unused tax credits and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. As an exception, deferred tax assets and liabilities are not recognized if the temporary differences arise from the initial recognition of goodwill or an asset or liability in a transaction (other than in a business combination) that affects neither accounting profit nor taxable profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled based on the tax rates (and tax laws) that have been enacted or substantively enacted at the statement of financial position date.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current assets and liabilities on a net basis.

Share capital
Share capital

Common shares issued by the Company are classified as equity. Incremental costs directly attributable to the issue of new common shares are recognized in equity, net of tax, as a deduction from the share proceeds (share issue costs).

Flow through shares
Flow through shares

Under Canadian income tax legislation, a company is permitted to issue flow through shares whereby the company agrees to incur qualifying expenditures and renounce the related income tax deductions to the investors. The Company allocates the proceeds from the issuance of these shares between the offering of shares and the sale of tax benefits. The allocation is made based on the difference between the quoted price of the shares and the amount the investor pays for the shares. A deferred flow through premium liability is recognized for the difference. The liability is reversed when the expenditures are made and is recorded in profit or loss. The spending also gives rise to a deferred tax temporary difference between the carrying value and tax value of the qualifying expenditure.

Provisions
Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Contingent liabilities are not recognized in the consolidated financial statements, if not estimable and probable, and are disclosed in notes to the consolidated financial statements unless their occurrence is remote. Contingent assets are not recognized in the consolidated financial statements, but are disclosed in the notes if their recovery is deemed probable.

Environmental rehabilitation

Provisions for environmental rehabilitation are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related environmental disturbance occurs. The provision is discounted using a pre-tax rate, and the unwinding of the discount is included in finance costs. At the time of establishing the provision, a corresponding asset is capitalized and is depreciated over future production from the mining property to which it relates. The provision is reviewed on an annual basis for changes in cost estimates, changes in legislation, discount rates and operating lives.

Changes to estimated future costs are recognized in the statement of financial position by adjusting the rehabilitation asset and liability. Increases in estimated costs related to mine production become part of ore inventory. For closed sites, changes to estimated costs are recognized immediately in the net earnings.

Earnings (loss) per share
Earnings (loss) per share

Basic earnings or loss per share is computed by dividing the net earnings attributable to common shareholders by the weighted average number of common shares outstanding for the relevant period. The Company follows the treasury stock method in the calculation of diluted earnings per share. The treasury method assumes that outstanding stock options, PSUs and RSUs with an average exercise price below the market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period.

Discontinued operations
Discontinued operations

A discontinued operation is a component of the Company that either has been disposed of or abandoned, or that is classified as held for sale, and: (a) represents a separate major line of business or geographical area of operations; (b) is part of a single plan to dispose of a separate major line of business or geographical area of operations; or (c) is a subsidiary acquired exclusively with a view to resale. Assets, liabilities, comprehensive income, and cash flows relating to a discontinued operation are segregated and reported separately from the continuing operations in the year of reclassification, with restatement of comparative information prior to the reporting year in which the reclassification occurs.

Adoption of New Accounting Standards Issued But Not Effective
Adoption of new accounting standards

The Company has adopted the following amendments to accounting standards, effective January 1, 2018. These changes were made in accordance with the applicable transitional provisions.

IFRS 2, Share based Payment

IFRS 2 Share-based Payment clarifies the effects of vesting conditions on cash-settled share-based payment transactions, the classification of share-based payment transactions with net settlement features for withholding tax obligations and modification to the terms and conditions of a share-based payment that changes the transaction from cash-settled to equity settled. IFRS 2 did not have a significant impact on adoption.

IFRS 9, Financial Instruments

The Company adopted IFRS 9 Financial Instruments ("IFRS 9"), which replaced IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). The Company elected to use the exemption to not restate comparative information for prior periods. IFRS 9 provides a revised model for classification and measurement of financial assets, including a new expected credit loss ("ECL") impairment model. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held. IFRS 9 introduces a reformed approach to hedge accounting. IFRS 9 also largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

The Company adopted IFRS 9 on January 1, 2018. As a result of the adoption of IFRS 9, the Company has changed its accounting policy with respect to financial instruments. Under IFRS 9, the Company’s financial assets are accounted for as follows when compared to the Company’s previous policy in accordance with IAS 39:

Financial Asset	Classification and Measurement Under IAS 39	Classification and Measurement Under IFRS 9
Cash, Restricted cash	Fair value through profit or loss (“FVPL”)	Amortized cost
Accounts receivable and other assets	Loans and receivables - Amortized cost	Amortized cost
Other long-term assets - investments in equity securities	Available for sale - Fair value through other comprehensive income (“FVOCI”)	FVPL or an election to FVOCI
Other long-term assets - warrant investments	FVPL	FVPL

Under IFRS 9, the Company has elected to designate and account for its existing investments and those acquired throughout the fiscal year in equity securities as financial assets at FVOCI. Fair value gains and losses on investments in these equity securities are recognized in other comprehensive income with no reclassification to the consolidated statements of earnings.

Upon initial date of application of IFRS 9, there was no impact to the Company's consolidated financial statements. The changes in accounting policy did not result in re-measurement of the carrying amount for any financial instruments on the transition date. The adoption of IFRS 9 did not have a significant effect on the Company’s accounting policies related to financial liabilities.

IFRS 15, Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) replaces IAS 18 Revenue, IAS 11 Construction Contracts, and some revenue-related interpretations. The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized.

The Company adopted IFRS 15 on January 1, 2018 using the modified retrospective approach. Under the modified retrospective approach, the Company recognizes transition adjustments, if any, in retained earnings on the date of initial application, without restating the financial statements on a retrospective basis. The Company has reviewed its sales contracts with customers using the five-step analysis under IFRS 15 and determined there to be no impact on the amounts and timing of revenue recognized. Therefore, no adjustment to opening retained earnings was required on transition to IFRS 15. The Company manages and reviews its operations by geographical location and managerial structure. For detailed information about reportable segments and disaggregated revenue, see note 17. All segments principally generate revenue from metal sales.

The Company has updated its accounting policy for revenue recognition to be in accordance with IFRS 15 (see note 3(d)).

IFRIC 22 Foreign Currency Transactions and Advance Consideration

In December 2016, the IASB issued IFRIC Interpretation 22 "Foreign Currency Transactions and Advance Consideration" ("IFRIC 22"). IFRIC 22 clarifies which date should be used for translation when a foreign currency transaction involves an advance payment or receipt.

IFRIC 22 is applicable for annual periods beginning on or after January 1, 2018. The Company adopted IFRIC 22 on January 1, 2018. The Company completed its analysis of the impact of the adoption of IFRIC 22 on the Company's consolidated financial statements with no impact.

Accounting standards issued but not yet adopted

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”) which replaced the existing lease accounting guidance. IFRS 16 requires lessees to recognize assets and liabilities for most leases on its balance sheet, as well as corresponding depreciation and interest expense. The Company will adopt IFRS 16 for the annual period beginning January 1, 2019 using the modified retrospective approach. Under the modified retrospective approach, the Company recognizes transition adjustments, if any, in retained earnings on the date of initial application, without restating the comparative period's financial statements on a retrospective basis.

The Company has completed its review of existing leasing and respective agreements, and developed processes to meet the adoption requirements of IFRS 16. Under IFRS 16, the majority of leases become on-balance sheet liabilities with underlying right-of-use assets. The Company expects to recognize an increase to lease liabilities, with an offsetting increase to the right-of-use assets and net investments in sub-leases as of January 1, 2019, with the difference recorded as an adjustment to retained earnings as at January 1, 2019 (prior years comparative period will not be restated). Since the Company elected to recognized the right-of-use assets at the amount equal to the lease liabilities there will be little impact on retained earnings. The impact on retained earnings relates to the net investment in sub-leases which is office space leased by the Company that, in turn, has been sub-leased.

With the recognition of additional assets and liabilities on its consolidated balance sheet, there will be a corresponding increase in depreciation expense for leased assets and interest expense for lease liabilities in the year ended December 31, 2019, replacing the operating expense that was previously recorded on payments made under these agreements. IFRS 16 will also result in an increase to cash flow from operating activities to increase as lease payments for most leases will be recorded as financing outflows in the consolidated statement of cash flows.

IFRIC 23, Uncertainty over Income Tax Treatments

On June 7, 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after January 1, 2019. Earlier application is permitted. The Company intends to adopt the interpretation in its financial statements for the annual period beginning on January 1, 2019.